The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—1.2%
Health Care—0.3%
1Life Healthcare, Inc. 3.000%, 6/15/25	$ 11,917	$ 11,530
Aerie Pharmaceuticals, Inc. 1.500%, 10/1/24	3,612	3,536
		15,066

Information Technology—0.9%
Avalara, Inc. 0.250%, 8/1/26	37,895	36,644
Total Convertible Bonds and Notes (Identified Cost $51,976)		51,710

Corporate Bonds and Notes—7.3%
Communication Services—1.8%
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	7,529	6,585
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	22,114	15,265
TEGNA, Inc.
4.625%, 3/15/28	16,333	15,079
5.000%, 9/15/29	8,393	7,726
Twitter, Inc.
144A 3.875%, 12/15/27(1)(2)	27,819	26,087
144A 5.000%, 3/1/30(1)	7,051	6,757
WeWork Cos., LLC 144A 5.000%, 7/10/25(1)	661	384
		77,883

Consumer Discretionary—1.1%
Peninsula Pacific Entertainment LLC 144A 8.500%, 11/15/27(1)	16,797	18,078
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	31,999	31,600
		49,678

Consumer Staples—0.2%
TreeHouse Foods, Inc. 4.000%, 9/1/28	10,995	8,767
Financials—0.7%
Nielsen Finance LLC
144A 5.625%, 10/1/28(1)	25,763	25,571
144A 5.875%, 10/1/30(1)	6,288	6,262
		31,833

Health Care—0.7%
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(1)	28,558	28,385
Industrials—0.1%
WeWork Cos., Inc. 144A 7.875%, 5/1/25(1)	7,175	4,969
	Par Value	Value

Information Technology—1.4%
HP, Inc. 144A 4.750%, 3/1/29(1)	$ 18,413	$ 18,511
MoneyGram International, Inc. 144A 5.375%, 8/1/26(1)	15,851	15,534
Switch Ltd.
144A 3.750%, 9/15/28(1)	25,156	24,999
144A 4.125%, 6/15/29(1)	170	168
		59,212

Materials—0.2%
Resolute Forest Products, Inc. 144A 4.875%, 3/1/26(1)	7,677	7,466
Real Estate—1.1%
iStar, Inc.
4.750%, 10/1/24	19,922	19,647
4.250%, 8/1/25	16,494	16,000
5.500%, 2/15/26	9,460	9,520
Realogy Group LLC 144A 5.250%, 4/15/30(1)	2,000	1,358
		46,525

Total Corporate Bonds and Notes (Identified Cost $333,189)		314,718

Leveraged Loans—0.3%
Media / Telecom - Diversified Media—0.1%
RentPath LLC Tranche B-1, First Lien 0.000%, 1/1/30(3)(4)(5)	482	5
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 10.553%, 5/13/27(5)	5,380	4,600
		4,605

Service—0.2%
Watts Guerra LLP 8.000%, 10/7/23(3)	8,834	8,967
Total Leveraged Loans (Identified Cost $14,449)		13,572

	Shares
Preferred Stock—0.1%
Industrials—0.1%
Babcock & Wilcox Enterprises, Inc., 6.500%(2)	145,221	3,474
Total Preferred Stock (Identified Cost $3,631)		3,474

Common Stocks—40.4%
Communication Services—3.9%
Activision Blizzard, Inc.	674,827	50,167
MGM Holdings, Inc. Class A(6)	131,269	525
Sciplay Corp. Class A(6)	208,934	2,457
Shaw Communications, Inc. Class B	658,561	16,016
TEGNA, Inc.(7)	2,122,135	43,886
Twitter, Inc.(6)	939,523	41,189
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value

Communication Services—continued
Vodafone Group plc Sponsored ADR	1,312,000	$ 14,865
		169,105

Consumer Discretionary—1.1%
Cazoo Group Ltd.(6)	461,844	212
Sportsman’s Warehouse Holdings, Inc.(6)	327,633	2,719
Tenneco, Inc. Class A(6)	802,502	13,956
Terminix Global Holdings, Inc.(6)	773,680	29,624
		46,511

Consumer Staples—0.0%
TPCO Holding Corp.(6)	1,665,816	1,016
Energy—0.1%
Euronav N.V.	167,158	2,573
Financials—4.5%
Alleghany Corp.(6)(7)	75,974	63,770
Cowen, Inc. Class A	176,185	6,808
First Horizon Corp.(7)	5,277,587	120,857
Flagstar Bancorp, Inc.	107,110	3,577
		195,012

Health Care—10.0%
1Life Healthcare, Inc.(6)	4,713,074	80,829
Aerie Pharmaceuticals, Inc.(6)	12,629	191
Biohaven Pharmaceutical Holding Co. Ltd.(6)	836,837	126,505
Change Healthcare, Inc.(6)	3,173,006	87,226
ChemoCentryx, Inc.(6)	124,325	6,422
Covetrus, Inc.(6)	42,281	883
Global Blood Therapeutics, Inc.(6)	367,264	25,011
Hanger, Inc.(6)	42,051	787
LHC Group, Inc.(6)	564,393	92,368
Signify Health, Inc. Class A(6)	420,882	12,269
		432,491

Industrials—3.6%
Atlas Air Worldwide Holdings, Inc.(6)	994,046	95,001
Microvast Holdings, Inc.(6)	61,000	111
Nielsen Holdings plc	1,418,756	39,328
XPO Logistics, Inc.(6)	469,300	20,893
		155,333

Information Technology—14.7%
Avalara, Inc.(6)	1,003,719	92,141
BTRS Holdings, Inc. Class 1(6)	1,552,230	14,374
Citrix Systems, Inc.	855,502	88,972
Computer Services, Inc.	259,864	14,487
Evo Payments, Inc. Class A(6)	1,276,298	42,501
MoneyGram International, Inc.(6)	2,393,861	24,896
Ping Identity Holding Corp.(6)	55,598	1,560
Rogers Corp.(6)(7)	350,197	84,706
Sierra Wireless, Inc.(6)	11,585	353
Silicon Motion Technology Corp. ADR	907,655	59,170
Switch, Inc. Class A(7)	2,055,230	69,241
Tower Semiconductor Ltd.(6)	402,116	17,669
VMware, Inc. Class A(7)	719,593	76,608
	Shares	Value

Information Technology—continued
Zendesk, Inc.(6)	599,330	$ 45,609
		632,287

Materials—0.3%
Turquoise Hill Resources Ltd.(6)	418,476	12,374
Real Estate—2.2%
Bluerock Residential Growth REIT, Inc. Class A	450,222	12,044
STORE Capital Corp.	2,563,076	80,301
		92,345

Total Common Stocks (Identified Cost $1,835,132)		1,739,047

Rights—0.0%
Financials—0.0%
Shelter Acquisition Corp. I Sponsor Shares(3)(6)	52,650	—
Health Care—0.0%
Bristol Myers Squibb Co.(3)(6)	453,175	566
Total Rights (Identified Cost $—)		566

Warrants—0.0%
Communication Services—0.0%
Akazoo S.A.(3)(6)	238,850	—
BuzzFeed, Inc.(6)	117,848	24
		24

Consumer Discretionary—0.0%
Cazoo Group Ltd(6)	380,410	20
CEC Brands LLC(3)(6)	189,648	569
Enjoy Technology, Inc.(6)	13,538	—(8)
Grove Collaborative Holdings(6)	78,996	18
		607

Consumer Staples—0.0%
Whole Earth Brands, Inc.(6)	229,941	39
Financials—0.0%
26 Capital Acquisition Corp.(6)	61,000	19
Accelerate Acquisition Corp.(6)	201,400	10
Arrowroot Acquisition Corp.(6)	462,172	14
Austerlitz Acquisition Corp. I(6)	9,500	1
Avanti Acquisition Corp.(6)	125,000	3
CF Acquisition Corp. VIII(6)	40,000	5
Colonnade Acquisition Corp. II(6)	12,586	1
Compute Health Acquisition Corp. Class A(6)	103,250	7
COVA Acquisition Corp. Class A(6)	81,099	2
Deep Lake Capital Acquisition Corp.(6)	167,691	6
Fortress Capital Acquisition Corp.(6)	68,899	5
G Squared Ascend I, Inc.(6)	63,206	4
GCM Grosvenor, Inc. Class A(6)	102,070	60
Goal Acquisitions Corp.(6)	564,935	23
Golden Falcon Acquisition Corp.(6)	172,837	10

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value

Financials—continued
Healthcare Services Acquisition Corp.(6)	225,254	$ 6
HPX Corp.(6)	24,612	6
InterPrivate II Acquisition Corp. Class A(6)	12,698	1
Jack Creek Investment Corp. Class A(6)	58,300	16
KKR Acquisition Holdings I Corp. Class A(6)	106,058	13
KL Acquisition Corp.(6)	207,528	10
KludeIn I Acquisition Corp.(6)	16,000	2
Longview Acquisition Corp. II(6)	85,384	6
Marlin Technology Corp.(6)	220,545	13
Medicus Sciences Acquisition Corp.(6)	18,222	—(8)
Moneylion, Inc.(6)	106,742	13
Pathfinder Acquisition Corp.(6)	74,121	1
Pioneer Merger Corp.(6)	145,550	2
Pontem Corp.(6)	134,633	8
Prospector Capital Corp.(6)	155,088	5
RMG Acquisition Corp. III(6)	85,180	5
Rocket Internet Growth Opportunities Corp. Class A(6)	93,165	1
Screaming Eagle Acquisition Corp. Class A(6)	251,119	55
Senior Connect Acquisition Corp. I(6)	158,629	2
Slam Corp. Class A(6)	101,785	7
Supernova Partners Acquisition Co. III Ltd(6)	79,167	6
Thunder Bridge Capital Partners III, Inc.(6)	81,350	7
Tishman Speyer Innovation Corp. II(6)	70,542	3
Tuscan Holdings Corp. II(6)	109,883	8
VectoIQ Acquisition Corp. II(6)	63,188	4
		370

Health Care—0.0%
Biote Corp.(6)	83,540	29
Pear Therapeutics, Inc.(6)	6,166	1
Quantum-Si, Inc.(6)	32,085	18
		48

Industrials—0.0%
Amprius Technologies, Inc.(6)	326,205	104
Berkshire Grey, Inc.(6)	88,153	16
Shapeways Holdings, Inc.(6)	112,274	5
		125

Information Technology—0.0%
Embark Technology, Inc.(6)	3,466	—(8)
KLDiscovery, Inc.(6)	677,651	69
		69

Materials—0.0%
Ginkgo Bioworks Holdings, Inc.(6)	2,620	2
Total Warrants (Identified Cost $15,965)		1,284

	Shares/Units
Special Purpose Acquisition Companies—24.5%
10X Capital Venture Acquisition Corp. II Class A(6)	443,501	4,435
10X Capital Venture Acquisition Corp. III Class A(6)	432,994	4,373
26 Capital Acquisition Corp. Class A(6)	549,890	5,427
5:01 Acquisition Corp. Class A(6)	151,978	1,518
7GC & Co. Holdings, Inc. Class A(6)	440,351	4,377
Accelerate Acquisition Corp. Class A(6)	604,200	5,933
	Shares/Units	Value
Achari Ventures Holdings Corp. I(6)	405,463	$ 4,075
Adit EdTech Acquisition Corp.(6)	284,883	2,817
Aequi Acquisition Corp. Class A(6)	246,905	2,467
African Gold Acquisition Corp. Class A(6)	700,695	6,937
AfterNext HealthTech Acquisition Corp. Class A(6)	527,310	5,152
Agba Acquisition Ltd.(6)	49,368	566
Agile Growth Corp. Class A(6)	399,582	3,968
Alpha Partners Technology Merger Corp. Class A(6)	441,459	4,335
ALSP Orchid Acquisition Corp. I Class A(6)	436,279	4,376
AltEnergy Acquisition Corp.(6)	125,618	1,267
Altimar Acquisition Corp. III(6)	163,357	1,619
Altimar Acquisition Corp. III Class A(6)	150,000	1,488
Altimeter Growth Corp. 2 Class A (6)	436,951	4,330
Andretti Acquisition Corp. Class A(6)	142,699	1,433
Anzu Special Acquisition Corp. I(6)	15,412	151
Anzu Special Acquisition Corp. I Class A(6)	441,364	4,339
Apollo Strategic Growth Capital II Class A(6)	738,693	7,291
APx Acquisition Corp. I(6)	142,082	1,442
Ares Acquisition Corp.(6)	157,500	1,562
Ares Acquisition Corp. Class A(6)	877,854	8,717
Argus Capital Corp. Class A(6)	1,382	14
Arrowroot Acquisition Corp. Class A(6)	575,536	5,652
Artemis Strategic Investment Corp. Class A(6)	437,600	4,354
ARYA Sciences Acquisition Corp. IV Class A(6)	302,386	2,997
ARYA Sciences Acquisition Corp. V Class A(6)	248,161	2,432
Ascendant Digital Acquisition Corp. III Class A(6)	400,226	4,058
Astrea Acquisition Corp. Class A(6)	430,908	4,240
Athena Consumer Acquisition Corp.(6)	83,859	843
Athlon Acquisition Corp. Class A(6)	443,801	4,385
Atlantic Avenue Acquisition Corp. Class A(6)	364,128	3,656
Atlantic Coastal Acquisition Corp. Class A(6)	333,823	3,278
Atlas Crest Investment Corp. II(6)	107,500	1,058
Atlas Crest Investment Corp. II Class A(6)	440,464	4,339
Ault Disruptive Technologies Corp.(6)	128,174	1,292
Aurora Acquisition Corp. Class A(2)(6)	175,172	1,732
Austerlitz Acquisition Corp. I Class A(6)	445,401	4,369
Authentic Equity Acquisition Corp.(6)	21,600	214
Authentic Equity Acquisition Corp. Class A(6)	237,862	2,367
Avanti Acquisition Corp. Class A(6)	609,156	6,104
Avista Public Acquisition Corp. II Class A(6)	431,754	4,408
AxonPrime Infrastructure Acquisition Corp.(6)	500	5
AxonPrime Infrastructure Acquisition Corp. Class A(6)	100,211	970
Belong Acquisition Corp. Class A(6)	55,662	549
Big Sky Growth Partners, Inc. Class A(6)	48,506	474
Bilander Acquisition Corp. Class A(6)	441,893	4,273
Biotech Acquisition Co. Class A(6)	434,517	4,313
Blue Whale Acquisition Corp. I Class A(2)(6)	274,845	2,663
BlueRiver Acquisition Corp.(6)	10,650	106
BOA Acquisition Corp. Class A(6)	412,182	4,097
Brigade-M3 European Acquisition Corp.(6)	250,490	2,467
Broadscale Acquisition Corp. Class A(6)	882,062	8,688
Build Acquisition Corp.(6)	76,056	745
BYTE Acquisition Corp. Class A(6)	88,725	878
Carney Technology Acquisition Corp. II Class A(6)	23,653	235
Cartesian Growth Corp. Class A(6)	113,428	1,124
Cartesian Growth Corp. II(6)	209,496	2,097
Catalyst Partners Acquisition Corp. Class A(6)	440,985	4,361
Catcha Investment Corp. Class A(6)	72,542	718
CC Neuberger Principal Holdings III(6)	114,000	1,133
CC Neuberger Principal Holdings III Class A(2)(6)	432,934	4,299
CF Acquisition Corp. IV Class A(6)	437,732	4,355
Chain Bridge I Class A(6)	104,374	1,054
Churchill Capital Corp. V Class A(6)	184,334	1,825

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares/Units	Value
Churchill Capital Corp. VII Class A(6)	873,520	$ 8,587
CIIG Capital Partners II, Inc.(6)	337,246	3,352
Class Acceleration Corp.(6)	11,750	116
Class Acceleration Corp. Class A(6)	250,160	2,472
Climate Real Impact Solutions II Acquisition Corp.(6)	4,860	48
Climate Real Impact Solutions II Acquisition Corp. Class A(6)	436,069	4,300
Colicity, Inc.(6)	368,445	3,614
Colonnade Acquisition Corp. II(6)	3	—(8)
Colonnade Acquisition Corp. II Class A(6)	434,206	4,307
Compute Health Acquisition Corp. Class A(6)	713,000	7,037
Concord Acquisition Corp. Class A(6)	280,885	2,823
Concord Acquisition Corp. II Class A(6)	662,974	6,424
Concord Acquisition Corp. III Class A(6)	437,187	4,385
Conx Corp. Class A(6)	613,768	6,138
Conyers Park III Acquisition Corp. Class A(6)	438,254	4,260
Corazon Capital V838 Monoceros Corp. Class A(6)	465,490	4,613
Corner Growth Acquisition Corp.(6)	188,816	1,879
COVA Acquisition Corp. Class A(6)	162,198	1,612
Crown PropTech Acquisitions Class A(6)	435,176	4,317
Crucible Acquisition Corp. Class A(6)	537,438	5,353
D & Z Media Acquisition Corp.(6)	167,214	1,644
D & Z Media Acquisition Corp. Class A(6)	41,014	405
DA32 Life Science Tech Acquisition Corp. Class A(6)	156,534	1,517
Decarbonization Plus Acquisition Corp. IV Class A(6)	610,228	6,133
Deep Lake Capital Acquisition Corp. Class A(6)	335,382	3,344
DHC Acquisition Corp. Class A(6)	448,953	4,440
DiamondHead Holdings Corp. Class A(6)	786,210	7,760
Digital Transformation Opportunities Corp. Class A(6)	446,457	4,384
Direct Selling Acquisition Corp.(6)	94,000	950
dMY Technology Group, Inc. VI(6)	189	2
Dragoneer Growth Opportunities Corp. III Class A(6)	435,587	4,264
Elliott Opportunity II Corp.(6)	81,448	802
Elliott Opportunity II Corp. Class A(6)	435,340	4,284
Enterprise 4.0 Technology Acquisition Corp.(6)	125,722	1,276
ESGEN Acquisition Corp.(6)	146,752	1,488
ESM Acquisition Corp.(6)	63,000	625
Eucrates Biomedical Acquisition Corp.(6)	927	9
EVe Mobility Acquisition Corp. Class A(6)	218,981	2,210
ExcelFin Acquisition Corp.(6)	125,701	1,257
ExcelFin Acquisition Corp. Class A(6)	435,797	4,367
Far Peak Acquisition Corp. Class A(6)	441,474	4,366
Fat Projects Acquisition Corp.(6)	437,658	4,355
Fifth Wall Acquisition Corp. III Class A(6)	434,863	4,279
Figure Acquisition Corp. I Class A(6)	151,447	1,492
FinServ Acquisition Corp. II(6)	95,843	940
FinServ Acquisition Corp. II Class A(6)	153,906	1,514
Fintech Acquisition Corp. V Class A(6)	436,598	4,349
FinTech Acquisition Corp. VI(6)	206,626	2,050
FinTech Acquisition Corp. VI Class A(6)	329,193	3,275
Fintech Evolution Acquisition Group(6)	270,205	2,675
Fintech Evolution Acquisition Group Class A(6)	63,920	634
Flame Acquisition Corp. Class A(6)	435,162	4,278
Focus Impact Acquisition Corp. Class A(6)	263,603	2,641
Fortistar Sustainable Solutions Corp. Class A(6)	439,156	4,343
Fortress Capital Acquisition Corp. Class A(6)	344,495	3,428
Fortress Value Acquisition Corp. III(6)	83,525	828
Fortress Value Acquisition Corp. III Class A(6)	437,804	4,334
Fortress Value Acquisition Corp. IV Class A(2)(6)	437,535	4,305
Forum Merger IV Corp. Class A(6)	305,977	3,005
FTAC Athena Acquisition Corp. Class A(6)	503,599	4,996
FTAC Emerald Acquisition Corp.(6)	415,930	4,101
FTAC Hera Acquisition Corp.(6)	141,200	1,399
FTAC Hera Acquisition Corp. Class A(6)	186,877	1,855
	Shares/Units	Value
FTAC Parnassus Acquisition Corp. Class A(6)	437,086	$ 4,297
FTAC Zeus Acquisition Corp.(6)	83,545	829
Fusion Acquisition Corp. II(6)	212,300	2,087
G Squared Ascend I, Inc. Class A(6)	747,263	7,417
G Squared Ascend II, Inc.(6)	171,106	1,701
Gesher I Acquisition Corp.(6)	125,606	1,280
Glass Houses Acquisition Corp.(6)	57,015	559
Glenfarne Merger Corp. Class A(6)	436,140	4,279
Global Partner Acquisition Corp. II Class A(6)	74,534	742
Goal Acquisitions Corp.(6)	606,837	5,971
Golden Falcon Acquisition Corp. Class A(6)	345,674	3,439
Gores Holdings IX, Inc. Class A(6)	270,226	2,616
Gores Holdings VII, Inc. Class A(6)	865,255	8,531
Gores Holdings VIII, Inc. Class A (6)	5,432	54
Gores Technology Partners II, Inc. Class A(6)	711,485	6,987
Gores Technology Partners, Inc. Class A(6)	662,042	6,505
Graf Acquisition Corp. IV(6)	222,759	2,172
Green Visor Financial Technology Acquisition Corp. I Class A(6)	58,341	591
Group Nine Acquisition Corp. Class A(6)	444,251	4,394
Hamilton Lane Alliance Holdings I, Inc. Class A(6)	182,834	1,808
Health Assurance Acquisition Corp. Class A(6)	436,766	4,359
Healthcare Services Acquisition Corp. Class A(2)(6)	635,916	6,321
Hennessy Capital Investment Corp. V(6)	8,400	83
Hennessy Capital Investment Corp. V Class A(6)	438,662	4,330
Hennessy Capital Investment Corp. VI Class A(6)	451,213	4,408
HH&L Acquisition Co. Class A(6)	295,608	2,938
Highland Transcend Partners I Corp. Class A(6)	658,976	6,563
Home Plate Acquisition Corp. Class A(6)	322,291	3,171
Horizon Acquisition Corp. II Class A(6)	432,894	4,329
Hudson Executive Investment Corp. II(6)	17,300	170
Hudson Executive Investment Corp. II(6)	225,815	2,224
Hudson Executive Investment Corp. III Class A(6)	435,696	4,283
Independence Holdings Corp.(6)	113,012	1,120
Independence Holdings Corp. Class A(6)	442,327	4,388
Infinite Acquisition Corp.(6)	104,431	1,044
INSU Acquisition Corp. III Class A(6)	436,638	4,349
InterPrivate II Acquisition Corp.(6)	4	—(8)
InterPrivate II Acquisition Corp. Class A(6)	400,066	3,937
InterPrivate III Financial Partners, Inc. Class A(2)(6)	63,490	622
InterPrivate IV InfraTech Partners, Inc.(6)	16,373	160
InterPrivate IV InfraTech Partners, Inc. Class A(6)	214,075	2,109
ION Acquisition Corp. 3 Ltd. Class A(6)	437,873	4,322
Iris Acquisition Corp.(6)	219,127	2,156
Iris Acquisition Corp.(6)	222,494	2,178
Jack Creek Investment Corp. Class A(6)	435,920	4,337
Jatt Acquisition Corp. Class A(6)	240,325	2,415
Jaws Hurricane Acquisition Corp. Class A(6)	391,573	3,818
Jaws Juggernaut Acquisition Corp.(6)	295,167	2,910
Jaws Juggernaut Acquisition Corp. Class A(6)	131,123	1,288
Jaws Mustang Acquisition Corp.(6)	36,600	365
Jaws Mustang Acquisition Corp. Class A(6)	1,133,136	11,263
JOFF Fintech Acquisition Corp. Class A(6)	246,856	2,432
Juniper II Corp.(6)	195,472	1,955
Juniper II Corp. Class A(6)	250,389	2,494
Kairos Acquisition Corp. Class A(6)	152,038	1,514
Kensington Capital Acquisition Corp. V(6)	169,255	1,711
Kensington Capital Acquisition Corp. V Class A(6)	177,700	1,771
Khosla Ventures Acquisition Co. Class A(6)	440,241	4,314
Khosla Ventures Acquisition Co. III Class A(6)	388,945	3,804
Kismet Acquisition Three Corp.(6)	84	1
Kismet Acquisition Three Corp. Class A(6)	438,780	4,344
KKR Acquisition Holdings I Corp. Class A(6)	664,778	6,541
KL Acquisition Corp. Class A(6)	622,584	6,164

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares/Units	Value
L Catterton Asia Acquisition Corp. Class A(6)	502,071	$ 4,986
Landcadia Holdings IV, Inc. Class A(6)	434,726	4,269
LAVA Medtech Acquisition Corp. Class A(6)	320,912	3,228
Lazard Growth Acquisition Corp. I(6)	927,542	9,201
LDH Growth Corp. I Class A(6)	438,110	4,337
Lead Edge Growth Opportunities Ltd. Class A(6)	363,818	3,609
Leo Holdings Corp. II Class A(6)	373,768	3,723
Lerer Hippeau Acquisition Corp. Class A(6)	440,533	4,330
Liberty Media Acquisition Corp. Class A(6)	621,467	6,177
Live Oak Crestview Climate Acquisition Corp.(6)	430,057	4,202
Live Oak Mobility Acquisition Corp. Class A(6)	208,944	2,052
Logistics Innovation Technologies Corp. Class A(6)	671,461	6,560
Longview Acquisition Corp. II Class A(6)	426,920	4,192
M3-Brigade Acquisition II Corp. Class A(6)	429,828	4,217
Macondray Capital Acquisition Corp. I(6)	191,600	1,918
Macondray Capital Acquisition Corp. I Class A(6)	433,753	4,346
Magnum Opus Acquisition Ltd. Class A(6)	429,084	4,261
Marlin Technology Corp. Class A(6)	661,635	6,583
Mason Industrial Technology, Inc.(6)	197,230	1,931
MDH Acquisition Corp. Class A(6)	607,289	5,976
Medicus Sciences Acquisition Corp. Class A(6)	164,000	1,624
MedTech Acquisition Corp. Class A(6)	346,875	3,444
Metals Acquisition Corp. Class A(6)	84,063	822
Monument Circle Acquisition Corp. Class A(6)	100,000	989
Motive Capital Corp. II(6)	250,495	2,512
Motive Capital Corp. II Class A(6)	184,925	1,847
Mount Rainier Acquisition Corp.(6)	415,985	4,201
MSD Acquisition Corp. Class A(6)	443,491	4,391
Music Acquisition Corp. (The)(6)	205,000	2,019
New Vista Acquisition Corp. Class A(6)	76,113	757
Newbury Street Acquisition Corp.(6)	62,108	609
Newcourt Acquisition Corp.(6)	170,491	1,729
Newcourt Acquisition Corp. Class A(6)	80,403	816
NewHold Investment Corp. II Class A(6)	279,643	2,749
Noble Rock Acquisition Corp.(6)	18,600	185
North Atlantic Acquisition Corp. Class A(6)	669,580	6,659
North Mountain Merger Corp. Class A(6)	217,892	2,188
Northern Genesis Acquisition Corp. III Class A(6)	437,421	4,291
Northern Star Investment Corp. II Class A(6)	444,137	4,384
Northern Star Investment Corp. III Class A(6)	141,856	1,397
Omega Alpha SPAC Class A(2)(6)	209,065	2,080
Onyx Acquisition Co. I Class A(6)	217,024	2,196
Pathfinder Acquisition Corp. Class A(6)	370,605	3,684
Patria Latin American Opportunity Acquisition Corp.(6)	33,214	339
PepperLime Health Acquisition Corp. Class A(6)	49,933	499
Peridot Acquisition Corp. II(6)	176,260	1,750
Peridot Acquisition Corp. II Class A(6)	438,326	4,346
Phoenix Biotech Acquisition Corp.(6)	125,563	1,271
Phoenix Biotech Acquisition Corp. Class A(6)	435,512	4,399
Pioneer Merger Corp. Class A(6)	436,650	4,349
Pivotal Investment Corp. III(6)	54,665	538
Pivotal Investment Corp. III Class A(6)	663,639	6,540
Plum Acquisition Corp. I Class A(6)	168,519	1,670
Pono Capital Corp. Class A(6)	213,922	2,184
Pontem Corp. Class A(6)	403,899	4,015
Portage Fintech Acquisition Corp. Class A(6)	167,496	1,650
Post Holdings Partnering Corp. Class A(6)	651,708	6,315
Primavera Capital Acquisition Corp. Class A(6)	440,498	4,383
Progress Acquisition Corp.(6)	6,819	68
Project Energy Reimagined Acquisition Corp.(6)	166,566	1,641
PROOF Acquisition Corp. I(6)	334,456	3,324
Property Solutions Acquisition Corp. II(6)	130,444	1,280
Property Solutions Acquisition Corp. II Class A(6)	249,806	2,451
	Shares/Units	Value
PropTech Investment Corp. II Class A(6)	44,540	$ 443
Prospector Capital Corp. Class A(6)	465,264	4,639
Pyrophyte Acquisition Corp.(6)	167,546	1,699
Pyrophyte Acquisition Corp. Class A(6)	439,074	4,458
Recharge Acquisition Corp. Class A(6)	738,638	7,471
Revolution Healthcare Acquisition Corp. Class A(6)	879,167	8,642
RMG Acquisition Corp. III Class A(6)	863,887	8,596
ROC Energy Acquisition Corp.(6)	436,656	4,384
Rocket Internet Growth Opportunities Corp. Class A(6)	419,966	4,162
Ross Acquisition Corp. II(6)	11,064	110
Ross Acquisition Corp. II Class A(6)	433,661	4,298
RXR Acquisition Corp. Class A(6)	445,738	4,386
ScION Tech Growth II(6)	80,650	801
ScION Tech Growth II Class A(6)	220,594	2,193
Screaming Eagle Acquisition Corp. Class A(6)	753,357	7,293
Seaport Calibre Materials Acquisition Corp.(6)	200,543	2,011
Semper Paratus Acquisition Corp.(6)	167,465	1,698
Semper Paratus Acquisition Corp. Class A(6)	190,446	1,935
Senior Connect Acquisition Corp. I Class A(6)	658,298	6,550
Shelter Acquisition Corp. I(6)	379,078	3,753
ShoulderUp Technology Acquisition Corp. Class A(6)	188,525	1,891
SILVERspac, Inc. Class A(6)	436,253	4,273
Simon Property Group Acquisition Holdings, Inc.(6)	368,092	3,622
Simon Property Group Acquisition Holdings, Inc. Class A(2)(6)	646,902	6,372
Sizzle Acquisition Corp.(6)	435,266	4,379
Slam Corp. Class A(6)	533,825	5,290
Soar Technology Acquisition Corp.(6)	84,290	866
Soar Technology Acquisition Corp. Class A(6)	7,092	73
Social Capital Hedosophia Holdings Corp. IV Class A(6)	872,806	8,737
Social Capital Hedosophia Holdings Corp. VI Class A(6)	1,521,417	15,214
Social Capital Suvretta Holdings Corp. IV Class A(6)	448,505	4,413
Social Leverage Acquisition Corp. I Class A(6)	432,422	4,251
Sound Point Acquisition Corp. I Ltd.(6)	41,468	423
Sound Point Acquisition Corp. I Ltd. Class A(6)	212,165	2,160
Sports Ventures Acquisition Corp. Class A(6)	277,195	2,761
SportsTek Acquisition Corp. Class A(6)	67,748	667
Supernova Partners Acquisition Co. III Ltd. Class A(6)	831,008	8,227
Sustainable Development Acquisition I Corp.(6)	22,700	223
Sustainable Development Acquisition I Corp. Class A(6)	161,903	1,596
SVF Investment Corp.(6)	139,921	1,396
SVF Investment Corp. Class A(6)	873,807	8,703
SVF Investment Corp. 2 Class A(6)	444,008	4,405
Tailwind International Acquisition Corp. Class A(6)	867,857	8,609
Target Global Acquisition I Corp.(6)	375,602	3,764
TCV Acquisition Corp. Class A(6)	657,904	6,447
Thrive Acquisition Corp. Class A(6)	331,230	3,362
Thunder Bridge Capital Partners III, Inc. Class A(6)	406,750	4,006
Tio Tech A Class A(6)	200,037	1,979
Tishman Speyer Innovation Corp. II Class A(6)	352,710	3,474
TLGY Acquisition Corp. Class A(6)	339,843	3,436
TortoiseEcofin Acquisition Corp. III Class A(6)	676,651	6,645
TPG Pace Beneficial Finance Corp. Class A(6)	2,078	21
TPG Pace Beneficial II Corp. Class A(6)	90,315	883
Twelve Seas Investment Co. II(6)	31,437	309
Twelve Seas Investment Co. II Class A(6)	436,017	4,293
TZP Strategies Acquisition Corp.(6)	50,000	499
Valuence Merger Corp. I(6)	19,767	201
VectoIQ Acquisition Corp. II Class A(6)	315,940	3,118
Vector Acquisition Corp. II Class A(6)	600,453	5,957

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares/Units	Value
Viscogliosi Brothers Acquisition Corp.(6)	125,599	$ 1,238
VPC Impact Acquisition Holdings II Class A(6)	440,980	4,375
Vy Global Growth Class A(6)	567,814	5,695
Warburg Pincus Capital Corp. I Class A(6)	485,234	4,814
Warburg Pincus Capital Corp. I Class B(6)	441,839	4,383
Williams Rowland Acquisition Corp.(6)	233,573	2,354
Zimmer Energy Transition Acquisition Corp. Class A(6)	278,922	2,728
Z-Work Acquisition Corp. Class A(6)	328,737	3,238
Total Special Purpose Acquisition Companies (Identified Cost $1,055,121)		1,057,095

	Shares
Purchased Options—0.3%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $7,165)		12,369

Private Investments in Public Equity—0.0%
MarketWise, Inc.(6)	65,608	150
Total Private Investments in Public Equity (Identified Cost $656)		150

Escrow Notes—1.8%
Financials—0.0%
Pershing Square Escrow(3)(6)	547,537	109
Industrials—0.0%
AMR Corp. Escrow Shares(3)(6)	1,243,406	25
Information Technology—1.8%
Altaba, Inc. Escrow(6)	20,262,111	76,996
Total Escrow Notes (Identified Cost $47,299)		77,130

Total Long-Term Investments—75.9% (Identified Cost $3,364,583)		3,271,115

Short-Term Investments—22.1%
Money Market Mutual Funds—22.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.758%)(9)	192,800,000	192,800
Federated Hermes Government Obligations Fund - Institutional Shares (seven-day effective yield 2.810%)(9)	180,318,246	180,318
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 2.901%)(9)	192,800,000	192,800
Invesco Government & Agency Portfolio - Institutional Shares (seven-day effective yield 2.883%)(9)	192,800,000	192,800
	Shares	Value

Money Market Mutual Funds—continued
Morgan Stanley Liquidity Fund Government Portfolio - Institutional Shares (seven-day effective yield 2.800%)(9)	192,800,000	$ 192,800
Total Short-Term Investments (Identified Cost $951,518)		951,518

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(9)(10)	10,263,999	10,264
Total Securities Lending Collateral (Identified Cost $10,264)		10,264

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—98.2% (Identified Cost $4,326,365)		4,232,897

Securities Sold Short—(0.7)%
Common Stocks—(0.7)%
Energy—(0.1)%
Frontline Ltd.	(460,451)	(5,033)
Financials—(0.3)%
Aon plc Class A	(50,508)	(13,529)
Information Technology—(0.3)%
Broadcom, Inc.	(3,837)	(1,703)
MaxLinear, Inc.(6)	(352,169)	(11,488)
		(13,191)

Total Common Stocks (Identified Proceeds $(38,097))		(31,753)

Total Securities Sold Short (Identified Proceeds $(38,097))		(31,753)

Written Options—(0.2)%
(See open written options schedule)
Total Written Options (Premiums Received $15,388)		(8,279)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—97.3% (Identified Cost $4,272,880)		$4,192,865
Other assets and liabilities, net—2.7%		118,036
NET ASSETS—100.0%		$4,310,901

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LLP	Limited Liability Partnership
OBFR	Overnight Bank Funding Rate
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $237,979 or 5.5% of net assets.
(2)	All or a portion of security is on loan.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(5)	Variable rate security. Rate disclosed is as of September 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	Non-income producing.
(7)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts. The value of securities segregated as collateral is $221,652.
(8)	Amount is less than $500.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America--Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Country Weightings†
United States	81%
Cayman Islands	13
Virgin Islands (British)	3
Taiwan	1
United Kingdom	1
Canada	1
Total	100%
†% of total investments, net of securities sold short and written options, as of September 30, 2022.
Open purchased options contracts as of September 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
iShares iBoxx High Yield Corporate Bond ETF	1,235	$8,892	$72.00	10/21/22	$212
iShares iBoxx High Yield Corporate Bond ETF	3,233	24,248	75.00	10/21/22	1,300
Silicon Motion Technology Corp. (GS)(3)	9,068	60,828	67.08	10/31/22	3,285
SPDR S&P 500® ETF Trust	2,622	98,325	375.00	10/21/22	5,055
Vodafone Group plc	13,120	14,432	11.00	10/21/22	446
XPO Logistics, Inc.	4,693	18,772	40.00	11/18/22	938
XPO Logistics, Inc.	3,654	14,616	40.00	01/20/23	1,133
Total Purchased Options					$12,369
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Over the counter option.

See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Open written options contracts as of September 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
1Life Healthcare, Inc.	(14,680)	$(25,690)	$17.50	11/18/22	$(147)
Activision Blizzard, Inc.	(3,157)	(25,256)	80.00	10/21/22	(41)
Avalara, Inc.	(2)	(19)	95.00	10/21/22	(—)(3)
Avalara, Inc.	(211)	(2,110)	100.00	11/18/22	(10)
Avalara, Inc.	(161)	(1,529)	95.00	01/20/23	(1)
BTRS Holdings, Inc.	(607)	(607)	10.00	10/21/22	(1)
BTRS Holdings, Inc.	(9)	(9)	10.00	11/18/22	(—)(3)
Dufry AG	(2,737)	(10,948)	40.00	03/17/23	(172)
Global Blood Therapeutics, Inc.	(3,258)	(22,806)	70.00	12/16/22	(78)
Ping Identity Holding Corp.	(233)	(699)	30.00	11/18/22	(—)(3)
Signify Health, Inc.	(1,080)	(3,240)	30.00	10/21/22	(9)
Signify Health, Inc.	(3,088)	(9,264)	30.00	11/18/22	(39)
Silicon Motion Technology Corp. (GS)(4)	(9,068)	(62,052)	68.43	10/31/22	(1,294)
SPDR S&P 500® ETF Trust	(219)	(8,760)	400.00	10/21/22	(6)
SPDR S&P 500® ETF Trust	(872)	(35,316)	405.00	10/21/22	(14)
STORE Capital Corp.	(2,128)	(6,916)	32.50	10/21/22	(8)
STORE Capital Corp.	(1,676)	(5,447)	32.50	11/18/22	(8)
STORE Capital Corp.	(153)	(536)	35.00	11/18/22	—(5)
STORE Capital Corp.	(917)	(2,980)	32.50	01/20/23	(4)
Vodafone Group plc	(13,120)	(15,744)	12.00	10/21/22	(302)
XPO Logistics, Inc.	(4,693)	(22,292)	47.50	11/18/22	(1,361)
Zendesk, Inc.	(3,346)	(25,095)	75.00	10/21/22	(652)
Zendesk, Inc.	(97)	(776)	80.00	10/21/22	—(5)
					(4,147)
Put Options(2)
iShares iBoxx High Yield Corporate Bond ETF	(3,233)	(22,631)	70.00	10/21/22	(268)
iShares iBoxx High Yield Corporate Bond ETF	(1,235)	(8,275)	67.00	10/21/22	(27)
SPDR S&P 500® ETF Trust	(1,791)	(64,476)	360.00	10/21/22	(1,845)
XPO Logistics, Inc.	(3,654)	(16,443)	45.00	01/20/23	(1,992)
					(4,132)
Total Written Options					$(8,279)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500.
(4) Over the counter option.
(5) Includes internally fair valued securities currently priced at zero ($0).

Forward foreign currency exchange contracts as of September 30, 2022 were as follows :
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	12,174	USD	7,868	GS	10/28/22	$—	$(79)
AUD	3,642	USD	2,345	GS	11/15/22	—	(14)
EUR	8,236	USD	8,853	GS	10/13/22	—	(774)
EUR	796	USD	789	JPM	10/26/22	—	(8)
EUR	8,076	USD	8,713	GS	11/23/22	—	(768)
EUR	3,628	USD	3,540	GS	12/15/22	38	—
GBP	69,712	USD	79,044	GS	10/07/22	—	(1,196)
GBP	2,476	USD	2,920	JPM	10/25/22	—	(154)
USD	26,351	GBP	20,201	GS	10/05/22	3,792	—
USD	20,874	CAD	27,053	JPM	10/07/22	1,290	—
USD	90,959	GBP	69,712	GS	10/07/22	13,111	—
USD	46,070	EUR	43,011	GS	10/13/22	3,878	—
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Forward foreign currency exchange contracts as of September 30, 2022 were as follows (continued):
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	56,966	EUR	52,176	JPM	10/13/22	$5,785	$—
USD	10,161	EUR	9,929	JPM	10/25/22	413	—
USD	2,930	GBP	2,476	JPM	10/25/22	164	—
USD	815	EUR	796	JPM	10/26/22	33	—
USD	3,992	JPY	530,393	JPM	10/26/22	318	—
USD	61,058	SEK	618,472	JPM	10/26/22	5,264	—
USD	28,255	EUR	27,427	GS	10/27/22	1,324	—
USD	36,055	EUR	35,017	JPM	10/27/22	1,672	—
USD	4,367	GBP	3,756	JPM	10/27/22	171	—
USD	27,236	AUD	39,822	GS	10/28/22	1,755	—
USD	13,550	CAD	17,995	JPM	10/28/22	524	—
USD	71,005	GBP	57,460	JPM	11/10/22	6,805	—
USD	7,294	AUD	10,321	GS	11/15/22	688	—
USD	22,349	EUR	22,157	JPM	11/22/22	553	—
USD	8,968	EUR	8,077	GS	11/23/22	1,025	—
USD	2,955	AUD	4,246	JPM	12/15/22	236	—
USD	7,441	EUR	7,213	GS	12/15/22	329	—
USD	13,550	GBP	11,567	JPM	12/23/22	619	—
USD	6,670	EUR	6,454	JPM	03/15/23	265	—
Total						$50,052	$(2,993)

Over-the-counter total return swaps outstanding as of September 30, 2022 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Aareal Bank AG	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	08/11/23	$1,499	$(18)	$—	$(18)
Aareal Bank AG	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	08/14/23	119	(2)	—	(2)
Aareal Bank AG	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/01/23	4,223	(48)	—	(48)
Aareal Bank AG	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/04/23	449	(10)	—	(10)
Atlantia S.P.A.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	05/19/23	36,140	(2,777)	—	(2,777)
Atlantia S.P.A.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	05/22/23	56,037	(5,980)	—	(5,980)
Autogrill S.P.A.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/04/23	1,664	(105)	—	(105)
Autogrill S.P.A.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/05/23	3,123	(234)	—	(234)
Autogrill S.P.A.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/08/23	2,179	(179)	—	(179)
Autogrill S.P.A.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/11/23	2,175	(175)	—	(175)
Autogrill S.P.A.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	08/21/23	750	(43)	—	(43)
Autogrill S.P.A.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	08/22/23	6,261	(439)	—	(439)
Autogrill S.P.A.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	08/28/23	2,015	(121)	—	(121)
Autogrill S.P.A.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/01/23	116	(5)	—	(5)
Brewin Dolphin Holdings plc	Pay	3.680% (0.610% + OBFR)	1 Month	GS	05/01/23	26,182	(3,627)	—	(3,627)
Bristol-Myers Squibb Co.(3),(4)	Pay	3.070% (0.000% + OBFR)	1 Month	BAML	03/02/23	—(5)	452	452	—
Brookfield Property LP	Pay	3.820% (0.750% + OBFR)	1 Month	BAML	12/08/22	1,284	(322)	—	(322)
Cazoo Group Ltd.	Pay	3.820% (0.750% + OBFR)	1 Month	BAML	12/26/22	1,704	(1,615)	—	(1,615)
Cazoo Group Ltd.	Receive	(15.020)% ((18.000)% + SOFR)	1 Month	GS	12/26/22	4,311	(4,070)	—	(4,070)
Cazoo Group Ltd.	Pay	3.820% (0.750% + OBFR)	1 Month	BAML	10/23/23	163	(43)	—	(43)
Electricite De France S.A.	Pay	3.470% (0.400% + OBFR)	1 Month	BAML	08/21/23	22,330	(804)	—	(804)
Electricite De France S.A.	Pay	3.470% (0.400% + OBFR)	1 Month	BAML	08/22/23	12,711	(394)	—	(394)
Electricite De France S.A.	Pay	3.770% (0.700% + OBFR)	1 Month	GS	08/21/23	27,465	(958)	—	(958)
Emis Group plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	09/18/23	874	(63)	—	(63)
Emis Group plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	10/02/23	563	(26)	—	(26)
Emis Group plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	10/05/23	8,345	(256)	—	(256)
Emis Group plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	09/19/23	2,545	(175)	—	(175)
Emis Group plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	09/22/23	334	(21)	—	(21)
Emis Group plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	09/25/23	468	(24)	—	(24)
Emis Group plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	09/26/23	56	(3)	—	(3)
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of September 30, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Euromoney Institutional Investor plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	10/02/23	$4,328	$(217)	$—	$(217)
Euronav N.V.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	10/09/23	4,682	(627)	—	(627)
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	06/26/23	10,405	(1,010)	—	(1,010)
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	07/20/23	3,603	(299)	—	(299)
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	07/24/23	5,971	(473)	—	(473)
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	07/28/23	4	(—) (5)	—	(—) (5)
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	06/27/23	2,546	(244)	—	(244)
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	07/10/23	4,238	(413)	—	(413)
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	07/14/23	4,117	(337)	—	(337)
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	07/21/23	5,938	(432)	—	(432)
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	07/27/23	9,868	(746)	—	(746)
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	07/31/23	15,681	(1,157)	—	(1,157)
Homeserve plc	Pay	3.670% (0.600% + OBFR)	1 Month	BAML	08/07/23	11	(1)	—	(1)
Homeserve plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	07/10/23	3,259	(319)	—	(319)
Homeserve plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	07/14/23	1,209	(98)	—	(98)
Homeserve plc	Pay	3.520% (0.450% + OBFR)	3 Month	JPM	07/17/23	1,920	(135)	—	(135)
Intertrust N.V.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	02/27/23	3,851	(433)	—	(433)
Intertrust N.V.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	04/07/23	2,968	(310)	—	(310)
Intertrust N.V.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	04/10/23	10,453	(925)	—	(925)
Intertrust N.V.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	03/28/23	1,037	(115)	—	(115)
Intertrust N.V.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	04/03/23	1,885	(222)	—	(222)
Intertrust N.V.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	04/04/23	3,372	(364)	—	(364)
Link Administration Holdings Ltd.	Pay	3.590% (0.610% + SOFR)	1 Month	GS	02/24/23	24,928	(11,766)	—	(11,766)
Ramsay Health Care Ltd.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	07/10/23	3,134	(1,036)	—	(1,036)
Shell Midstream Partners LP	Pay	3.800% (0.730% + OBFR)	3 Month	JPM	10/20/23	6,705	(15)	—	(15)
Silicon Motion Technology Corp.	Pay	3.680% (0.610% + OBFR)	1 Month	GS	10/30/23	60,991	(1,877)	—	(1,877)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	07/10/23	6,407	(289)	—	(289)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	06/27/23	1,753	(88)	—	(88)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	07/03/23	4,368	(198)	—	(198)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	06/19/23	13,027	(207)	—	(207)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	07/20/23	5,830	(8)	—	(8)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	07/24/23	4,191	(33)	—	(33)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	07/27/23	4,251	(39)	—	(39)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	07/31/23	3,479	(56)	—	(56)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	08/18/23	1,831	(14)	—	(14)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	08/21/23	1,174	(31)	—	(31)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	06/20/23	8,566	(216)	—	(216)
Swedish Match AB	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	06/26/23	4,144	(117)	—	(117)
Tassal Group Ltd.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	09/19/23	2,902	(216)	—	(216)
Telecom Italia S.P.A.	Pay	3.590% (0.610% + SOFR)	1 Month	GS	02/13/23	4,152	(2,384)	—	(2,384)
Toshiba Corp.	Pay	3.620% (0.550% + OBFR)	3 Month	JPM	06/20/23	4,273	(745)	—	(745)
Uniper S.E.	Pay	3.590% (0.610% + SOFR)	1 Month	GS	12/12/22	806	(735)	—	(735)
Willis Towers Watson plc	Pay	3.590% (0.610% + SOFR)	1 Month	GS	10/27/22	13,348	(1,766)	—	(1,766)
							(52,798)	452	(53,250)
Short Total Return Swap Contracts
Broadcom, Inc.	Receive	2.670% ((0.400)% + OBFR)	1 Month	BAML	10/12/23	(44,450)	5,897	5,897	—
Dufry AG	Receive	2.320% ((0.750)% + OBFR)	3 Month	JPM	09/11/23	(982)	241	241	—
Frontline Ltd.	Pay	(0.193)% ((3.263)% + OBFR)	1 Month	GS	10/09/23	(2,013)	292	292	—
New York Community Bancorp, Inc.	Receive	2.670% ((0.400)% + OBFR)	1 Month	BAML	01/10/23	(2,343)	722	722	—
New York Community Bancorp, Inc.	Receive	2.670% ((0.400)% + OBFR)	1 Month	BAML	01/13/23	(2,293)	673	673	—
New York Community Bancorp, Inc.	Receive	2.670% ((0.400)% + OBFR)	1 Month	BAML	01/16/23	(595)	168	168	—
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Over-the-counter total return swaps outstanding as of September 30, 2022 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Rentokil Initial plc	Receive	2.720% ((0.350)% + OBFR)	1 Month	GS	05/19/23	$(26,710)	$4,939	$4,939	$—
							12,932	12,932	—
Total							$(39,866)	$13,384	$(53,250)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(5)	Amount is less than $500.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$314,718	$—	$314,718	$—
Leveraged Loans	13,572	—	4,600	8,972
Convertible Bonds and Notes	51,710	—	51,710	—
Equity Securities:
Common Stocks	1,739,047	1,649,550	89,497	—
Escrow Notes	77,130	—	76,996	134
Warrants	1,284(1)	715	—	569(1)
Special Purpose Acquisition Companies	1,057,095	1,053,439	3,656	—
Preferred Stock	3,474	3,474	—	—
Rights	566(1)	—	—	566(1)
Private Investments in Public Equity	150	150	—	—
Money Market Mutual Funds	951,518	951,518	—	—
Securities Lending Collateral	10,264	10,264	—	—
Other Financial Instruments:*
Purchased Options	12,369	9,084	3,285	—
Forward Foreign Currency Exchange Contracts	50,052	—	50,052	—
Over-the-Counter Total Return Swaps	13,384	—	12,932	452
Total Investments, Before Securities Sold Short and Written Options	4,296,333	3,678,194	607,446	10,693
Liabilities:
Securities Sold Short:
Common Stocks	(31,753)	(31,753)	—	—
Other Financial Instruments:*
Written Options	(8,279)	(4,204)	(4,075)(1)	—
Forward Foreign Currency Exchange Contracts	(2,993)	—	(2,993)	—
Over-the-Counter Total Return Swaps	(53,250)	—	(53,250)	—
Total Liabilities	(96,275)	(35,957)	(60,318)	—
Total Investments, Net of Securities Sold Short and Written Options	$4,200,058	$3,642,237	$547,128	$10,693

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
See Notes to Schedule of Investments

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Security held by the Fund with an end of period value of $111 was transferred from Level 3 to Level 1 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2022.
See Notes to Schedule of Investments

THE MERGER FUND®
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The  Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.